Business Combinations - Purchase price (Details) € / shares in Units, € in Thousands, kr in Thousands		12 Months Ended
	Nov. 03, 2020 SEK (kr) € / shares shares	Dec. 31, 2020 SEK (kr) shares	Dec. 31, 2020 SEK (kr) € / shares shares	Nov. 03, 2020 EUR (€) shares
Disclosure of detailed information about business combination [line items]
Cash transferred		kr 204,867	kr 204,867
Contingent consideration		50,614	50,614
Total purchase price		kr 255,481	kr 255,481
Agreed share price/ listed share price | € / shares	€ 2.73
Genkyotex SA
Disclosure of detailed information about business combination [line items]
Number of shares acquired | shares		10,121,676	10,121,676
Agreed share price/ listed share price | € / shares			kr 3.02
Acquisition cost		kr 8,118
Acquisition from Block Sellers
Disclosure of detailed information about business combination [line items]
Cash transferred	€ 204,867	kr 204,867	kr 204,867	€ 19,747
Number of shares acquired | shares	7,236,515	7,236,515	7,236,515	7,236,515
Agreed share price/ listed share price | € / shares			kr 2.73
Acquisition by tender offer of noncontrolling interest
Disclosure of detailed information about business combination [line items]
Total purchase price	€ 82,172			€ 8,078
Number of shares acquired | shares	2,885,161			2,885,161
Agreed share price/ listed share price | € / shares	€ 2.80
Acquisition cost		kr 7,020